Significant Accounting Policies (Details) - USD ($)				1 Months Ended		3 Months Ended	6 Months Ended	7 Months Ended
	Jul. 01, 2021	Jun. 30, 2020	[1]	Sep. 24, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) [Line Items]
Issuance of public offering value				$ 345,000,000
Number of offering shares (in Shares)				34,500,000
Public offering share price (in Dollars per share)				$ 10.00
Public offering, description				Each Unit consists of one share of the Company’s Class A common stock, $0.0001 par value (the “Class A Common Stock”) and one-third of one redeemable warrant (each, a “Public Warrant”). Simultaneously, with the closing of the Public Offering, the Company consummated an approximately $8,900,000 private placement (“Private Placement”) of an aggregate of 5,933,334 warrants (“Private Placement Warrants”) at a price of $1.50 per warrant. Upon closing of the Public Offering and Private Placement on September 24, 2020, $345,000,000 in proceeds (including $12,075,000 of deferred underwriting commissions) from the Public Offering and Private Placement was placed in a U.S.-based trust account maintained by Continental Stock Transfer & Trust Company, acting as trustee (the “Trust Account”). The remaining $9,005,393 held outside of the Trust Account was used to pay underwriting commissions of $6,900,000 and deferred offering and formation costs.
Cash balance						$ 13,741	$ 13,741	$ 1,121,103
Working Capital Deficiency						461,671	461,671
Cash and investments held in the trust account						$ 345,008,297	$ 345,008,297	$ 345,082,119
Exercise price (in Dollars per share)						$ 11.50
Common shares subject to redemption, description							The Company’s unaudited consolidated statements of operations includes a presentation of net income (loss) per share for common shares subject to redemption in a manner similar to the two-class method of net income (loss) per share. Net income per common share for basic and diluted Class A common stock for the three months ended June 30, 2021 is calculated by dividing the interest income earned on the Trust Account of $8,319 net of franchise taxes of $8,319, and income taxes of nil by the weighted average number of Class A redeemable common stock outstanding for the period. Net income per common share for basic and diluted Class A common stock for the six months ended June 30, 2021 is calculated by dividing the interest income earned on the Trust Account of $73,798 net of franchise taxes of $63,604, and income taxes of nil by the weighted average number of Class A redeemable common stock outstanding for the period. Net income per share, basic and diluted for Class B common stock for the three months ended June 30, 2021 is calculated by dividing the loss from change in fair value of warrant liabilities of $27,000, general and administration expenses of $878,369 and franchise taxes of $13,302, resulting in a net loss of $918,671, by the weighted average number of Class B common stock outstanding for the period. Net income per share, basic and diluted for Class B common stock for the six months ended June 30, 2021 is calculated by dividing the gain from change in fair value of warrant liabilities of$8,946,000 offset by general and administration expenses of $1,740,643, resulting in a net income of $7,205,357, by the weighted average number of Class B common stock outstanding for the period. Net income per share, basic and diluted for Class B common stock for the period from June 5, 2020 (inception) through June 30, 2020 is calculated by dividing formation costs of $683, by the weighted average number of Class B common stock outstanding for the period.	The Company’s statement of operations includes a presentation of net income (loss) per share for common shares subject to redemption in a manner similar to the two-class method of net income (loss) per share. Net income (loss) per common share for basic and diluted Class A common stock for the period from June 5, 2020 (inception) through December 31, 2020, is calculated by dividing the interest income earned on the Trust Account of $82,119, net of franchise taxes of $82,119, and income taxes of nil by the weighted average number of Class A redeemable common stock since issuance. Net loss per share, basic and diluted for Class B common stock for the period from June 5, 2020 (inception) through December 31, 2020 is calculated by dividing the general and administration expenses of $201,897, warrant issuance transaction costs of $889,980, change in fair value of derivative warrant liabilities of $16,260,669 and franchise taxes of $22,889, resulting in a net loss of approximately $17,375,434, by the weighted average number of Class B common stock outstanding for the period.
Change in fair value of derivative warrant liabilities							$ (8,946,000)	$ 16,260,669
Warrant issuance transaction costs								498,140
Federal depository insurance coverage amount							250,000	250,000
Net tangible assets							$ 5,000,001	5,000,001
Shares issued (in Dollars per share)						$ 10.00	$ 10.00
Offering costs						$ 18,608,160	$ 18,608,160	18,608,160
Warrant issuance cost							889,980	889,980
Income tax expense						0	0	0
Interest earned on Trust Account						8,319	73,798	82,119
Change in fair value of warrant liabilities						27,000	(8,946,000)	16,260,669
General and administrative expenses					$ 683	878,369	1,740,643	306,904
Net income (loss)					(683)	(918,671)	7,215,551	(17,375,434)
Proceeds from issuance of private placement								$ 8,900,000
Franchise tax expenses						$ 21,621	$ 63,604
Share care Inc [Member]
Significant Accounting Policies (Details) [Line Items]
Proceeds from trust account	$ 630,069
Private Placement [Member]
Significant Accounting Policies (Details) [Line Items]
Publid warrants (in Shares)								5,933,334
Private Placement [Member] | Subsequent Event [Member]
Significant Accounting Policies (Details) [Line Items]
Proceeds from issuance of private placement	$ 425,600,000
Warrant [Member]
Significant Accounting Policies (Details) [Line Items]
Publid warrants (in Shares)								11,500,000
Warrant [Member] | Over-Allotment Option [Member]
Significant Accounting Policies (Details) [Line Items]
Private placement warrants to purchase (in Shares)						11,500,000		11,500,000
Common Class A [Member]
Significant Accounting Policies (Details) [Line Items]
Shares of common stock issued (in Shares)							34,500,000	34,500,000
Shares subject to possible redemption (in Shares)							34,500,000	34,500,000
Outside of permanent equity (in Shares)						29,573,195	29,573,195	28,851,640
Number of shares (in Shares)							34,500,000
Franchise taxes							$ 63,604	$ 82,119
Interest earned on Trust Account						$ 8,319	73,798
Franchise tax expenses						$ 8,319
Common Class A [Member] | Warrant [Member]
Significant Accounting Policies (Details) [Line Items]
Shares of common stock issued (in Shares)						5,933,334		5,933,334
Common Class B [Member]
Significant Accounting Policies (Details) [Line Items]
Shares of common stock issued (in Shares)								8,625,000
Warrant issuance transaction costs								$ 889,980
Net income								$ 17,375,434
Number of shares (in Shares)		8,625,000						8,625,000
Franchise taxes						$ 13,302		$ 22,889
Change in fair value of warrant liabilities							8,946,000
General and administrative expenses						878,369	1,740,643	$ 201,897
Net income (loss)						$ 918,671	$ 7,205,357
Formation costs					$ 683,000

[1]	This number included an aggregate of 1,125,000 shares of Class B common stocks that could have been forfeited by the initial stockholder depending on the exercise of the underwriters’ over-allotment option. As a result of the underwriter’s election to fully exercise their over-allotment, no shares of Class B common stocks were forfeited.